T. ROWE PRICE Small-Cap Index Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.0%
COMMUNICATION SERVICES  2.7%
Diversified Telecommunication Services  0.7%
Anterix (1) 719 27
AST SpaceMobile (1)(2) 9,526 249
ATN International  760 25
Bandwidth, Class A (1) 1,726 30
Cogent Communications Holdings  3,114 236
Consolidated Communications Holdings (1) 5,409 25
Globalstar (1) 51,317 64
IDT, Class B  1,094 42
Liberty Latin America, Class A (1) 2,357 23
Liberty Latin America, Class C (1)(2) 9,183 87
Lumen Technologies (1) 72,152 512
Shenandoah Telecommunications  3,577 50
1,370
Entertainment  0.5%
AMC Entertainment Holdings, Class A (1) 24,133 110
Atlanta Braves Holdings, Class A (1) 732 31
Atlanta Braves Holdings, Class C (1) 3,563 142
Cinemark Holdings (1) 7,805 217
Eventbrite, Class A (1) 5,793 16
Golden Matrix Group (1)(2) 1,587 4
IMAX (1) 3,117 64
Lions Gate Entertainment, Class A (1)(2) 4,218 33
Lions Gate Entertainment, Class B (1) 9,026 62
LiveOne (1) 5,016 5
Madison Square Garden Entertainment (1) 2,773 118
Marcus (2) 1,740 26
Playstudios (1) 5,653 9
Reservoir Media (1) 1,294 10
Sphere Entertainment (1) 1,862 82
Vivid Seats, Class A (1)(2) 5,456 20
949
Interactive Media & Services  0.6%
Bumble, Class A (1) 6,644 42
Cargurus (1) 6,249 188
Cars.com (1) 4,775 80
EverQuote, Class A (1) 1,746 37
fuboTV (1)(2) 20,628 29
Getty Images Holdings (1) 7,032 27

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Grindr (1)(2) 1,673 20
MediaAlpha, Class A (1) 2,148 39
Nextdoor Holdings (1) 12,142 30
Outbrain (1) 2,622 13
QuinStreet (1) 3,699 71
Shutterstock  1,760 62
System1 (1) 2,295 3
TrueCar (1) 5,745 20
Vimeo (1) 10,385 52
Webtoon Entertainment (1) 1,074 12
Yelp (1) 4,642 163
Ziff Davis (1) 3,222 157
ZipRecruiter, Class A (1) 4,970 47
1,092
Media  0.8%
Advantage Solutions (1) 7,510 26
AMC Networks, Class A (1)(2) 2,439 21
Boston Omaha, Class A (1)(2) 1,781 26
Cable One  400 140
Cardlytics (1)(2) 2,821 9
Clear Channel Outdoor Holdings (1) 24,917 40
EchoStar, Class A (1)(2) 8,619 214
Emerald Holding  1,038 5
Entravision Communications, Class A  4,222 9
EW Scripps, Class A (1) 3,835 9
Gambling.com Group (1) 1,326 13
Gannett (1) 10,017 56
Gray Television  6,105 33
Ibotta, Class A (1) 527 32
iHeartMedia, Class A (1)(2) 8,373 16
Innovid (1) 7,595 14
Integral Ad Science Holding (1) 5,292 57
John Wiley & Sons, Class A  2,556 123
Magnite (1) 9,032 125
National CineMedia (1) 4,975 35
PubMatic, Class A (1) 2,936 44
Scholastic  1,673 54
Sinclair (2) 2,397 37
Stagwell (1) 6,280 44
TechTarget (1) 1,816 44
TEGNA  12,037 190
Thryv Holdings (1) 2,254 39
Townsquare Media, Class A  1,114 11

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
WideOpenWest (1) 3,828 20
1,486
Wireless Telecommunication Services  0.1%
Gogo (1)(2) 4,552 33
Spok Holdings  1,331 20
Telephone & Data Systems  7,005 163
216
Total Communication Services 5,113
CONSUMER DISCRETIONARY  10.0%
Automobile Components  1.2%
Adient (1) 6,440 145
American Axle & Manufacturing Holdings (1) 8,085 50
Cooper-Standard Holdings (1) 1,177 16
Dana  9,267 98
Dorman Products (1) 1,857 210
Fox Factory Holding (1) 3,006 125
Gentherm (1) 2,218 103
Goodyear Tire & Rubber (1) 20,164 178
Holley (1) 3,650 11
LCI Industries  1,754 211
Luminar Technologies (1)(2) 23,278 21
Modine Manufacturing (1) 3,669 487
Patrick Industries  1,528 218
Phinia  3,079 142
Solid Power (1)(2) 11,024 15
Standard Motor Products  1,500 50
Stoneridge (1) 1,949 22
Visteon (1) 1,930 184
XPEL (1) 1,828 79
2,365
Automobiles  0.1%
Canoo (1)(2) 4,344 4
Livewire Group (1)(2) 1,171 7
Winnebago Industries  2,027 118
129
Broadline Retail  0.0%
1stdibs.com (1) 1,865 8
Groupon (1)(2) 1,603 16
Qurate Retail, Class B (1) 65 —
Savers Value Village (1)(2) 1,733 18
42

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Distributors  0.1%
A-Mark Precious Metals  1,238 55
GigaCloud Technology, Class A (1)(2) 1,623 37
Weyco Group  432 15
107
Diversified Consumer Services  1.0%
Adtalem Global Education (1) 2,658 201
American Public Education (1) 1,106 16
Carriage Services  982 32
Chegg (1) 6,769 12
Clear Secure, Class A  6,259 207
Coursera (1) 9,779 78
European Wax Center, Class A (1) 2,383 16
Frontdoor (1) 5,568 267
Graham Holdings, Class B  233 192
Laureate Education  9,536 158
Lincoln Educational Services (1) 1,839 22
Mister Car Wash (1)(2) 6,476 42
Nerdy (1) 4,201 4
OneSpaWorld Holdings  7,125 118
Perdoceo Education  4,647 103
Strategic Education  1,572 146
Stride (1)(2) 3,041 260
Udemy (1) 7,013 52
Universal Technical Institute (1) 2,822 46
1,972
Hotels, Restaurants & Leisure  1.8%
Accel Entertainment (1) 3,753 44
Bally's (1) 1,632 28
Biglari Holdings, Class B (1) 49 8
BJ's Restaurants (1) 1,332 43
Bloomin' Brands  5,689 94
Brinker International (1) 3,117 239
Cheesecake Factory (2) 3,436 139
Chuy's Holdings (1) 1,210 45
Cracker Barrel Old Country Store  1,559 71
Dave & Buster's Entertainment (1) 2,289 78
Denny's (1) 3,498 23
Despegar.com (1) 4,509 56
Dine Brands Global  1,066 33
El Pollo Loco Holdings (1) 1,885 26
Empire Resorts, EC (1)(3) 9 —

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Everi Holdings (1) 5,623 74
First Watch Restaurant Group (1)(2) 2,109 33
Full House Resorts (1) 2,270 11
Global Business Travel Group I (1)(2) 8,844 68
Golden Entertainment  1,446 46
Hilton Grand Vacations (1) 5,219 190
Inspired Entertainment (1) 1,761 16
International Game Technology  8,050 172
Jack in the Box (2) 1,426 66
Krispy Kreme  6,227 67
Kura Sushi USA, Class A (1)(2) 425 34
Life Time Group Holdings (1) 4,284 105
Lindblad Expeditions Holdings (1) 2,495 23
Monarch Casino & Resort  909 72
Mondee Holdings (1) 3,063 4
Nathan's Famous  222 18
ONE Group Hospitality (1) 1,360 5
Papa John's International  2,358 127
PlayAGS (1) 2,754 31
Portillo's, Class A (1)(2) 3,751 51
Potbelly (1) 1,951 16
RCI Hospitality Holdings (2) 599 27
Red Rock Resorts, Class A  3,479 189
Rush Street Interactive (1) 5,574 61
Sabre (1) 26,741 98
Shake Shack, Class A (1) 2,716 280
Six Flags Entertainment  6,598 266
Super Group SGHC  10,431 38
Sweetgreen, Class A (1)(2) 7,054 250
Target Hospitality (1)(2) 2,395 19
United Parks & Resorts (1) 2,532 128
Vacasa, Class A (1)(2) 762 2
Xponential Fitness, Class A (1)(2) 1,721 21
3,535
Household Durables  2.4%
Beazer Homes USA (1) 2,085 71
Cavco Industries (1) 593 254
Century Communities  1,981 204
Champion Homes (1) 3,829 363
Cricut, Class A  3,522 24
Dream Finders Homes, Class A (1) 2,040 74
Ethan Allen Interiors  1,615 51
Flexsteel Industries  334 15

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
GoPro, Class A (1) 10,250 14
Green Brick Partners (1) 2,232 186
Hamilton Beach Brands Holding, Class A  617 19
Helen of Troy (1) 1,615 100
Hooker Furnishings  688 12
Hovnanian Enterprises, Class A (1) 351 72
Installed Building Products  1,703 419
iRobot (1)(2) 2,013 17
KB Home  4,782 410
Landsea Homes (1) 1,217 15
La-Z-Boy  3,000 129
Legacy Housing (1)(2) 793 22
LGI Homes (1) 1,482 176
Lifetime Brands  916 6
Lovesac (1)(2) 968 28
M/I Homes (1) 1,890 324
Meritage Homes  2,559 525
Purple Innovation (1) 3,083 3
Sonos (1) 8,791 108
Taylor Morrison Home (1) 7,261 510
Traeger (1) 2,404 9
Tri Pointe Homes (1) 6,541 296
United Homes Group (1) 302 2
Vizio Holding, Class A (1)(2) 6,445 72
Worthington Enterprises  2,233 93
4,623
Leisure Products  0.4%
Acushnet Holdings (2) 2,077 132
AMMO (1)(2) 5,813 8
Clarus  1,942 9
Escalade  722 10
Funko, Class A (1) 2,349 29
JAKKS Pacific (1) 608 16
Johnson Outdoors, Class A (2) 343 12
Latham Group (1) 2,945 20
Malibu Boats, Class A (1) 1,484 58
Marine Products  561 5
MasterCraft Boat Holdings (1) 1,218 22
Peloton Interactive, Class A (1) 24,047 113
Smith & Wesson Brands  3,180 41
Solo Brands, Class A (1) 1,131 2
Sturm Ruger  1,211 50
Topgolf Callaway Brands (1) 10,068 111

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vista Outdoor (1) 4,126 162
800
Specialty Retail  2.4%
1-800-Flowers.com, Class A (1)(2) 1,675 13
Aaron's  2,171 22
Abercrombie & Fitch, Class A (1) 3,584 501
Academy Sports & Outdoors  5,012 292
aka Brands Holding (1) 83 2
American Eagle Outfitters  13,021 292
America's Car-Mart (1) 434 18
Arhaus (2) 3,534 43
Arko  5,735 40
Asbury Automotive Group (1) 1,440 344
BARK (1)(2) 8,674 14
Beyond (1)(2) 3,229 33
Boot Barn Holdings (1) 2,113 353
Buckle  2,193 96
Build-A-Bear Workshop  967 33
Caleres  2,425 80
Camping World Holdings, Class A  2,983 72
Citi Trends (1)(2) 443 8
Designer Brands, Class A  2,932 22
Destination XL Group (1)(2) 3,573 10
EVgo (1) 7,557 31
Foot Locker  5,926 153
Genesco (1) 766 21
Group 1 Automotive  945 362
GrowGeneration (1)(2) 3,581 8
Haverty Furniture  978 27
J Jill  391 10
Lands' End (1) 984 17
Leslie's (1) 12,666 40
MarineMax (1) 1,524 54
Monro  2,105 61
National Vision Holdings (1) 5,483 60
ODP (1) 2,535 75
OneWater Marine, Class A (1)(2) 842 20
Petco Health & Wellness (1) 5,841 27
RealReal (1) 6,864 22
Revolve Group (1)(2) 2,797 69
RumbleON, Class B (1) 1,227 6
Sally Beauty Holdings (1) 7,367 100
Shoe Carnival (2) 1,248 55

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Signet Jewelers (2) 3,030 312
Sleep Number (1) 1,571 29
Sonic Automotive, Class A  1,024 60
Stitch Fix, Class A (1) 6,462 18
ThredUp, Class A (1) 4,608 4
Tile Shop Holdings (1) 1,866 12
Tilly's, Class A (1) 1,310 7
Torrid Holdings (1) 898 4
Upbound Group  3,824 122
Urban Outfitters (1) 4,532 174
Victoria's Secret (1) 5,559 143
Warby Parker, Class A (1) 6,192 101
Winmark  211 81
Zumiez (1) 1,188 25
4,598
Textiles, Apparel & Luxury Goods  0.6%
Figs, Class A (1) 9,152 63
G-III Apparel Group (1) 2,830 86
Hanesbrands (1) 25,143 185
Kontoor Brands  3,976 325
Movado Group  1,060 20
Oxford Industries  1,073 93
Rocky Brands  493 16
Steven Madden  5,125 251
Superior Group  918 14
Vera Bradley (1)(2) 1,839 10
Wolverine World Wide  5,746 100
1,163
Total Consumer Discretionary 19,334
CONSUMER STAPLES  2.8%
Beverages  0.3%
Duckhorn Portfolio (1) 3,735 22
MGP Ingredients (2) 997 83
National Beverage  1,641 77
Primo Water  11,200 283
Vita Coco (1)(2) 2,848 80
545
Consumer Staples Distribution & Retail  0.8%
Andersons  2,315 116
Chefs' Warehouse (1) 2,485 104
HF Foods Group (1)(2) 2,819 10
Ingles Markets, Class A  1,049 78

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Natural Grocers by Vitamin Cottage  676 20
PriceSmart  1,775 163
SpartanNash  2,449 55
Sprouts Farmers Market (1) 7,149 789
United Natural Foods (1) 4,136 70
Village Super Market, Class A  603 19
Weis Markets  1,152 80
1,504
Food Products  1.0%
Alico  462 13
B&G Foods  5,495 49
Beyond Meat (1)(2) 4,186 28
BRC, Class A (1)(2) 3,656 13
Calavo Growers  1,153 33
Cal-Maine Foods  2,900 217
Dole  5,335 87
Forafric Global (1) 365 4
Fresh Del Monte Produce  2,381 70
Hain Celestial Group (1) 6,423 56
J & J Snack Foods  1,079 186
John B. Sanfilippo & Son  629 59
Lancaster Colony  1,399 247
Lifeway Foods (1)(2) 353 9
Limoneira (2) 1,138 30
Mama's Creations (1) 2,331 17
Mission Produce (1) 3,219 41
Seneca Foods, Class A (1)(2) 339 21
Simply Good Foods (1) 6,454 224
SunOpta (1)(2) 6,705 43
TreeHouse Foods (1) 3,391 142
Utz Brands  4,623 82
Vital Farms (1) 2,318 81
Westrock Coffee (1)(2) 2,376 16
WK Kellogg  4,665 80
1,848
Household Products  0.3%
Central Garden & Pet (1) 691 25
Central Garden & Pet, Class A (1) 3,720 117
Energizer Holdings  5,104 162
Oil-Dri  337 24
WD-40  974 251
579

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Personal Care Products  0.2%
Beauty Health (1)(2) 5,365 8
Edgewell Personal Care  3,499 127
Herbalife (1)(2) 7,038 51
Honest (1) 5,667 20
Inter Parfums  1,289 167
Medifast  748 14
Nature's Sunshine Products (1) 838 11
Nu Skin Enterprises, Class A  3,355 25
Olaplex Holdings (1) 9,831 23
USANA Health Sciences (1) 797 30
Veru (1) 9,733 8
Waldencast, Class A (1)(2) 1,756 6
490
Tobacco  0.2%
Ispire Technology (1)(2) 1,380 9
Turning Point Brands  1,214 52
Universal  1,706 91
Vector Group  10,470 156
308
Total Consumer Staples 5,274
ENERGY  5.2%
Energy Equipment & Services  2.1%
Archrock  11,870 240
Atlas Energy Solutions (2) 4,822 105
Borr Drilling (2) 16,818 92
Bristow Group (1) 1,732 60
Cactus, Class A  4,647 277
ChampionX  13,607 410
Core Laboratories  3,293 61
DMC Global (1) 1,386 18
Drilling Tools International (1) 911 3
Expro Group Holdings (1) 6,721 115
Forum Energy Technologies (1) 841 13
Geospace Technologies (1) 922 10
Helix Energy Solutions Group (1) 10,264 114
Helmerich & Payne  6,834 208
Innovex International (1) 2,418 36
Kodiak Gas Services  1,399 41
Liberty Energy  11,413 218
Mammoth Energy Services (1) 1,558 6
Nabors Industries (1) 646 42

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Natural Gas Services Group (1) 762 15
Newpark Resources (1) 5,733 40
Noble  9,852 356
Oceaneering International (1) 7,149 178
Oil States International (1) 4,289 20
Patterson-UTI Energy  27,601 211
ProFrac Holding, Class A (1)(2) 1,652 11
ProPetro Holding (1) 6,477 50
Ranger Energy Services  1,249 15
RPC (2) 6,305 40
SEACOR Marine Holdings (1) 1,760 17
Seadrill (1) 4,861 193
Select Water Solutions  6,615 74
Solaris Energy Infrastructure, Class A  1,882 24
TETRA Technologies (1) 8,795 27
Tidewater (1) 3,471 249
Transocean (1)(2) 51,538 219
Valaris (1) 4,437 247
4,055
Oil, Gas & Consumable Fuels  3.1%
Aemetis (1)(2) 2,664 6
Amplify Energy (1) 2,772 18
Ardmore Shipping  2,908 53
Berry  5,362 28
California Resources  4,876 256
Centrus Energy, Class A (1) 978 54
Clean Energy Fuels (1) 12,239 38
CNX Resources (1) 10,487 342
Comstock Resources  6,479 72
CONSOL Energy  2,070 217
Crescent Energy, Class A  10,227 112
CVR Energy (2) 2,407 55
Delek U.S. Holdings  4,501 84
DHT Holdings  9,574 106
Diversified Energy  3,254 37
Dorian LPG  2,595 89
Empire Petroleum (1)(2) 1,272 7
Empire Petroleum (1) 1,272 —
Encore Energy (1) 13,201 53
Energy Fuels (1)(2) 13,499 74
Evolution Petroleum  2,012 11
Excelerate Energy, Class A  1,228 27
FLEX LNG  2,237 57

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FutureFuel  1,804 10
Golar LNG  6,997 257
Granite Ridge Resources  3,700 22
Green Plains (1) 4,490 61
Gulfport Energy (1) 918 139
Hallador Energy (1)(2) 1,849 17
HighPeak Energy (2) 1,040 14
International Seaways  2,860 147
Kinetik Holdings  2,712 123
Kosmos Energy (1) 33,114 133
Magnolia Oil & Gas, Class A  12,286 300
Murphy Oil  10,308 348
NACCO Industries, Class A  275 8
NextDecade (1) 7,968 38
Nordic American Tankers  14,328 53
Northern Oil & Gas  7,037 249
Par Pacific Holdings (1) 4,066 72
PBF Energy, Class A  7,430 230
Peabody Energy  9,052 240
PrimeEnergy Resources (1) 49 7
REX American Resources (1) 1,086 50
Riley Exploration Permian  798 21
Ring Energy (1) 10,512 17
Sable Offshore (1) 3,645 86
SandRidge Energy  2,300 28
Scorpio Tankers  3,311 236
SFL  8,496 98
Sitio Royalties, Class A  5,724 119
SM Energy  8,133 325
Talos Energy (1) 10,557 109
Teekay (1) 3,999 37
Teekay Tankers, Class A  1,702 99
Uranium Energy (1) 28,547 177
Ur-Energy (1) 24,494 29
VAALCO Energy  7,443 43
Verde Clean Fuels (1) 210 1
Vital Energy (1)(2) 2,034 55
Vitesse Energy  1,746 42
W&T Offshore (2) 7,003 15
World Kinect (2) 4,177 129
5,980
Total Energy 10,035

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS  18.0%
Banks  9.7%
1st Source  1,327 79
ACNB  601 26
Amalgamated Financial  1,274 40
Amerant Bancorp  2,053 44
Ameris Bancorp  4,704 293
Ames National  629 11
Arrow Financial  1,147 33
Associated Banc-Corp  10,588 228
Atlantic Union Bankshares  6,322 238
Axos Financial (1) 3,863 243
Banc of California  9,881 146
BancFirst  1,412 149
Bancorp (1) 3,544 190
Bank First  691 63
Bank of Hawaii  2,766 174
Bank of Marin Bancorp  1,134 23
Bank of NT Butterfield & Son  3,337 123
Bank7  329 12
BankUnited  5,275 192
Bankwell Financial Group  463 14
Banner  2,441 145
Bar Harbor Bankshares  1,071 33
BayCom  756 18
BCB Bancorp  971 12
Berkshire Hills Bancorp  3,044 82
Blue Foundry Bancorp (1) 1,455 15
Bridgewater Bancshares (1) 1,407 20
Brookline Bancorp  6,210 63
Burke & Herbert Financial Services  950 58
Business First Bancshares  1,688 43
Byline Bancorp  2,279 61
Cadence Bank  12,940 412
California Bancorp (1) 1,748 26
Camden National  1,035 43
Capital Bancorp  616 16
Capital City Bank Group  969 34
Capitol Federal Financial  8,660 51
Carter Bankshares (1) 1,722 30
Cathay General Bancorp  4,923 211
Central Pacific Financial  1,866 55
Chemung Financial  218 10

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ChoiceOne Financial Services (2) 634 20
Citizens & Northern  1,145 23
Citizens Financial Services  335 20
City Holding  1,045 123
Civista Bancshares  1,189 21
CNB Financial  1,475 35
Coastal Financial (1) 781 42
Colony Bankcorp  1,179 18
Columbia Financial (1) 1,898 32
Community Financial System  3,699 215
Community Trust Bancorp  1,073 53
Community West Bancshares  1,226 24
ConnectOne Bancorp  2,530 63
CrossFirst Bankshares (1) 3,207 54
Customers Bancorp (1) 2,109 98
CVB Financial  9,379 167
Dime Community Bancshares  2,499 72
Eagle Bancorp  2,115 48
Eastern Bankshares  13,686 224
Enterprise Bancorp  714 23
Enterprise Financial Services  2,664 137
Equity Bancshares, Class A  1,043 43
Esquire Financial Holdings  529 34
ESSA Bancorp  541 10
Farmers & Merchants Bancorp  970 27
Farmers National Banc  2,613 40
FB Financial  2,520 118
Fidelity D&D Bancorp  371 18
Financial Institutions  1,102 28
First Bancorp  782 21
First Bancorp North Carolina  2,839 118
First BanCorp Puerto Rico  11,481 243
First Bancshares  2,144 69
First Bank New Jersey  1,532 23
First Busey  3,783 98
First Business Financial Services  557 25
First Commonwealth Financial  7,171 123
First Community Bankshares  1,224 53
First Financial  819 36
First Financial Bancorp  6,690 169
First Financial Bankshares  9,252 342
First Financial Northwest  506 11
First Foundation  4,530 28

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
First Internet Bancorp  577 20
First Interstate BancSystem, Class A  5,682 174
First Merchants  4,130 154
First Mid Bancshares  1,612 63
First of Long Island  1,563 20
First Western Financial (1) 552 11
Five Star Bancorp  1,140 34
Flushing Financial  1,938 28
FS Bancorp  512 23
Fulton Financial  12,915 234
FVCBankcorp (1) 1,175 15
German American Bancorp  2,027 79
Glacier Bancorp  8,095 370
Great Southern Bancorp  605 35
Greene County Bancorp  498 15
Guaranty Bancshares  529 18
Hancock Whitney  6,171 316
Hanmi Financial  2,139 40
HarborOne Bancorp  2,787 36
HBT Financial  856 19
Heartland Financial USA  3,011 171
Heritage Commerce  4,173 41
Heritage Financial  2,519 55
Hilltop Holdings  3,306 106
Hingham Institution For Savings  114 28
Home Bancorp  545 24
Home BancShares  13,392 363
HomeStreet  1,331 21
HomeTrust Bancshares  1,052 36
Hope Bancorp  8,227 103
Horizon Bancorp  3,033 47
Independent Bank, (MA)  3,004 178
Independent Bank, (MI)  1,427 48
Independent Bank Group  2,578 149
International Bancshares  3,822 229
Investar Holding  669 13
John Marshall Bancorp  872 17
Kearny Financial  3,357 23
Lakeland Financial  1,764 115
LCNB  860 13
LINKBANCORP  1,607 10
Live Oak Bancshares  2,460 117
Mercantile Bank  1,114 49

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Metrocity Bankshares  1,313 40
Metropolitan Bank Holding (1) 753 40
Mid Penn Bancorp  1,079 32
Middlefield Banc  509 15
Midland States Bancorp  1,496 33
MidWestOne Financial Group  1,051 30
MVB Financial  798 15
National Bank Holdings, Class A  2,617 110
National Bankshares  411 12
NB Bancorp (1) 2,697 50
NBT Bancorp  3,269 145
New York Community Bancorp  17,937 201
Nicolet Bankshares  944 90
Northeast Bank  467 36
Northeast Community Bancorp  874 23
Northfield Bancorp  2,677 31
Northrim BanCorp  385 27
Northwest Bancshares  9,032 121
Norwood Financial  518 14
Oak Valley Bancorp  473 13
OceanFirst Financial  4,037 75
OFG Bancorp  3,304 148
Old National Bancorp  22,435 419
Old Second Bancorp  3,076 48
Orange County Bancorp  392 24
Origin Bancorp  2,044 66
Orrstown Financial Services  1,282 46
Pacific Premier Bancorp  6,780 171
Park National  1,020 171
Parke Bancorp  831 17
Pathward Financial  1,811 120
PCB Bancorp  708 13
Peapack-Gladstone Financial  1,174 32
Peoples Bancorp  2,421 73
Peoples Bancorp of North Carolina  330 8
Peoples Financial Services  643 30
Pioneer Bancorp (1) 715 8
Plumas Bancorp  432 18
Preferred Bank  903 72
Premier Financial  2,490 58
Primis Financial  1,409 17
Princeton Bancorp  351 13
Provident Bancorp (1) 1,127 12

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Provident Financial Services  8,933 166
QCR Holdings  1,148 85
RBB Bancorp  1,230 28
Red River Bancshares  336 17
Renasant  4,382 142
Republic Bancorp, Class A  580 38
S&T Bancorp  2,702 113
Sandy Spring Bancorp  3,175 100
Seacoast Banking  5,989 160
ServisFirst Bancshares  3,625 292
Shore Bancshares  2,206 31
Sierra Bancorp  919 27
Simmons First National, Class A  8,786 189
SmartFinancial  1,116 33
South Plains Financial  849 29
Southern First Bancshares (1) 547 19
Southern Missouri Bancorp  679 38
Southern States Bancshares  613 19
Southside Bancshares  2,020 68
SouthState  5,418 527
Stellar Bancorp  3,489 90
Sterling Bancorp (1) 1,460 7
Stock Yards Bancorp  1,841 114
Texas Capital Bancshares (1) 3,279 234
Third Coast Bancshares (1) 865 23
Timberland Bancorp  524 16
Tompkins Financial  917 53
Towne Bank  4,989 165
TriCo Bancshares  2,270 97
Triumph Financial (1) 1,574 125
TrustCo Bank  1,320 44
Trustmark  4,324 138
UMB Financial  3,189 335
United Bankshares  9,398 349
United Community Banks  8,454 246
Unity Bancorp  513 17
Univest Financial  2,042 57
USCB Financial Holdings  692 11
Valley National Bancorp  30,614 277
Veritex Holdings  3,731 98
Virginia National Bankshares  324 13
WaFd  4,727 165
Washington Trust Bancorp  1,207 39

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
WesBanco  4,146 123
West BanCorp  1,139 22
Westamerica BanCorp  1,859 92
WSFS Financial  4,195 214
18,630
Capital Markets  1.8%
AlTi Global (1)(2) 2,438 9
Artisan Partners Asset Management, Class A  4,458 193
B. Riley Financial (2) 1,437 8
BGC Group, Class A  25,841 237
Brightsphere Investment Group  1,945 49
Cohen & Steers  1,952 187
Diamond Hill Investment Group  184 30
DigitalBridge Group (2) 11,261 159
Donnelley Financial Solutions (1) 1,829 120
Forge Global Holdings (1)(2) 9,470 13
GCM Grosvenor, Class A  2,911 33
Hamilton Lane, Class A  2,728 459
MarketWise  1,695 1
Moelis, Class A  5,026 344
Open Lending (1) 7,238 44
P10, Class A  2,920 31
Patria Investments, Class A  3,838 43
Perella Weinberg Partners  3,705 72
Piper Sandler  1,234 350
PJT Partners, Class A  1,668 223
Silvercrest Asset Management Group, Class A  607 11
StepStone Group, Class A  4,420 251
StoneX Group (1) 1,944 159
Value Line (2) 33 2
Victory Capital Holdings, Class A  2,921 162
Virtus Investment Partners  479 100
WisdomTree  9,904 99
3,389
Consumer Finance  0.9%
Atlanticus Holdings (1) 417 15
Bread Financial Holdings  3,518 167
Consumer Portfolio Services (1) 660 6
Encore Capital Group (1) 1,666 79
Enova International (1) 1,807 151
FirstCash Holdings  2,732 314
Green Dot, Class A (1) 3,698 43
LendingClub (1) 7,665 88

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
LendingTree (1) 740 43
Medallion Financial  1,359 11
Moneylion (1) 588 24
Navient  5,697 89
Nelnet, Class A  1,026 116
NerdWallet, Class A (1) 2,908 37
OppFi  1,542 7
PRA Group (1) 2,728 61
PROG Holdings  2,946 143
Regional Management  574 19
Upstart Holdings (1)(2) 5,469 219
World Acceptance (1) 244 29
1,661
Financial Services  2.7%
Acacia Research (1) 2,693 13
Alerus Financial  1,207 28
AvidXchange Holdings (1) 12,339 100
Banco Latinoamericano de Comercio Exterior, Class E  1,924 62
Burford Capital  14,175 188
Cannae Holdings  4,006 76
Cantaloupe (1) 4,189 31
Cass Information Systems  971 40
Compass Diversified Holdings  4,730 105
Enact Holdings  2,053 75
Essent Group  7,438 478
EVERTEC  4,576 155
Federal Agricultural Mortgage, Class C  651 122
Flywire (1) 8,571 140
HA Sustainable Infrastructure Capital  7,976 275
I3 Verticals, Class A (1) 1,609 34
International Money Express (1) 2,213 41
Jackson Financial, Class A  5,443 497
Marqeta, Class A (1) 32,986 162
Merchants Bancorp  1,258 57
Mr. Cooper Group (1) 4,533 418
NCR Atleos (1) 5,111 146
NewtekOne  1,690 21
NMI Holdings, Class A (1) 5,611 231
Onity Group (1) 468 15
Pagseguro Digital, Class A (1) 13,339 115
Payoneer Global (1) 20,343 153
Paysafe (1) 2,283 51
Paysign (1) 2,168 8

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PennyMac Financial Services  1,891 216
Priority Technology Holdings (1)(2) 1,213 8
Radian Group  10,768 374
Remitly Global (1) 10,543 141
Repay Holdings (1) 6,649 54
Sezzle (1) 167 28
StoneCo, Class A (1) 20,304 229
SWK Holdings (1)(2) 287 5
Velocity Financial (1) 614 12
Walker & Dunlop  2,295 261
Waterstone Financial  1,123 16
5,181
Insurance  1.9%
Ambac Financial Group (1) 3,036 34
American Coastal Insurance, Class C (1) 1,763 20
AMERISAFE  1,339 65
Baldwin Insurance Group (1) 4,658 232
Bowhead Specialty Holdings (1) 512 14
CNO Financial Group  7,470 262
Crawford, Class A  1,196 13
Donegal Group, Class A  1,079 16
Employers Holdings  1,764 85
Enstar Group (1) 896 288
F&G Annuities & Life  1,359 61
Fidelis Insurance Holdings  3,726 67
Genworth Financial (1) 30,828 211
GoHealth, Class A (1) 194 2
Goosehead Insurance, Class A (1) 1,593 142
Greenlight Capital Re, Class A (1) 1,936 27
Hamilton Insurance Group, Class B (1) 2,837 55
HCI Group  594 64
Heritage Insurance Holdings (1) 1,641 20
Hippo Holdings (1) 1,386 23
Horace Mann Educators  2,919 102
Investors Title  103 24
James River Group Holdings  2,136 13
Kingsway Financial Services (1) 939 8
Lemonade (1)(2) 3,634 60
Maiden Holdings (1) 5,630 10
MBIA  2,882 10
Mercury General  1,898 120
NI Holdings (1) 507 8
Oscar Health, Class A (1) 13,887 295

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Palomar Holdings (1) 1,737 165
ProAssurance (1) 3,735 56
Root, Class A (1) 601 23
Safety Insurance Group  1,043 85
Selective Insurance Group  4,321 403
Selectquote (1) 9,392 20
SiriusPoint (1) 6,996 100
Skyward Specialty Insurance Group (1) 2,635 107
Stewart Information Services  1,925 144
Tiptree  1,802 35
Trupanion (1) 2,319 97
United Fire Group  1,496 31
Universal Insurance Holdings  1,679 37
3,654
Mortgage Real Estate Investment Trusts  1.0%
AFC Gamma, REIT (2) 1,113 11
AG Mortgage Investment Trust, REIT (2) 2,051 15
Angel Oak Mortgage REIT, REIT  792 8
Apollo Commercial Real Estate Finance, REIT  10,115 93
Arbor Realty Trust, REIT (2) 13,032 203
Ares Commercial Real Estate, REIT (2) 3,745 26
ARMOUR Residential REIT, REIT  3,440 70
Blackstone Mortgage Trust, Class A, REIT  12,278 233
BrightSpire Capital, REIT  9,096 51
Chicago Atlantic Real Estate Finance, REIT  1,197 19
Chimera Investment, REIT  5,723 91
Claros Mortgage Trust  5,983 45
Dynex Capital, REIT  5,319 68
Ellington Financial, REIT (2) 5,978 77
Franklin BSP Realty Trust, REIT  5,751 75
Granite Point Mortgage Trust, REIT (2) 3,293 10
Invesco Mortgage Capital, REIT (2) 3,494 33
KKR Real Estate Finance Trust, REIT  4,112 51
Ladder Capital, REIT  8,058 94
MFA Financial, REIT  7,272 93
New York Mortgage Trust, REIT  6,347 40
Nexpoint Real Estate Finance, REIT  543 9
Orchid Island Capital, REIT  5,140 42
PennyMac Mortgage Investment Trust, REIT  6,174 88
Ready Capital, REIT (2) 11,471 88
Redwood Trust, REIT  9,283 72
Seven Hills Realty Trust, REIT  900 12
Sunrise Realty Trust, REIT (2) 371 5

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TPG RE Finance Trust, REIT  4,272 36
Two Harbors Investment, REIT  7,368 102
1,860
Total Financials 34,375
HEALTH CARE  17.3%
Biotechnology  8.9%
2seventy bio (1) 3,405 16
4D Molecular Therapeutics (1) 3,511 38
89bio (1) 6,123 45
Absci (1)(2) 5,644 22
ACADIA Pharmaceuticals (1) 8,573 132
ACELYRIN (1) 5,152 25
Achieve Life Sciences (1) 2,475 12
Acrivon Therapeutics (1) 832 6
Actinium Pharmaceuticals (1) 2,219 4
Acumen Pharmaceuticals (1) 3,108 8
ADC Therapeutics (1) 6,204 20
ADMA Biologics (1) 16,089 322
Aduro Biotech, CVR (1)(3) 35 —
Adverum Biotechnologies (1) 1,503 11
Aerovate Therapeutics (1)(2) 719 1
Agenus (1)(2) 1,464 8
Agios Pharmaceuticals (1) 3,999 178
Akebia Therapeutics (1)(2) 14,784 19
Akero Therapeutics (1) 4,830 139
Aldeyra Therapeutics (1)(2) 3,836 21
Alector (1) 5,653 26
Alkermes (1) 11,626 325
Allogene Therapeutics (1) 9,283 26
Altimmune (1)(2) 4,950 30
ALX Oncology Holdings (1) 2,369 4
Amicus Therapeutics (1) 20,741 221
AnaptysBio (1) 1,362 46
Anavex Life Sciences (1)(2) 5,275 30
Anika Therapeutics (1) 926 23
Annexon (1) 6,860 41
Apogee Therapeutics (1) 2,699 159
Applied Therapeutics (1) 6,691 57
Arbutus Biopharma (1)(2) 10,703 41
Arcellx (1) 3,049 255
Arcturus Therapeutics Holdings (1)(2) 1,687 39
Arcus Biosciences (1) 3,821 58
Arcutis Biotherapeutics (1) 7,685 71

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ardelyx (1) 16,495 114
ArriVent Biopharma (1)(2) 2,021 47
Arrowhead Pharmaceuticals (1) 8,445 164
ARS Pharmaceuticals (1)(2) 3,441 50
Astria Therapeutics (1) 3,168 35
Atossa Therapeutics (1) 9,139 14
Aura Biosciences (1) 3,256 29
Aurinia Pharmaceuticals (1) 9,504 70
Avid Bioservices (1) 4,573 52
Avidity Biosciences (1) 7,683 353
Avita Medical (1)(2) 1,780 19
Beam Therapeutics (1)(2) 5,437 133
BioCryst Pharmaceuticals (1) 14,653 111
Biohaven (1) 5,311 265
Biomea Fusion (1) 2,035 21
Black Diamond Therapeutics (1) 2,659 12
Bluebird Bio (1)(2) 12,320 6
Blueprint Medicines (1) 4,485 415
Boundless Bio (1) 557 2
Bridgebio Pharma (1) 9,936 253
C4 Therapeutics (1) 4,128 23
Cabaletta Bio (1) 3,025 14
Candel Therapeutics (1) 1,450 10
Capricor Therapeutics (1) 1,857 28
Cardiff Oncology (1)(2) 2,920 8
CareDx (1) 3,636 114
Cargo Therapeutics (1) 2,457 45
Caribou Biosciences (1) 5,667 11
Cartesian Therapeutics (1)(2) 542 9
Cartesian Therapeutics, CVR (1)(2)(3) 5,723 13
Catalyst Pharmaceuticals (1) 7,927 158
Celcuity (1)(2) 1,944 29
Celldex Therapeutics (1) 4,573 155
Century Therapeutics (1) 3,398 6
CervoMed (1) 403 6
CG oncology (1) 3,380 127
Chinook Therapeutics, CVR (1)(3) 2,945 —
Cibus (1) 1,082 3
Cogent Biosciences (1) 6,470 70
Coherus Biosciences (1)(2) 9,190 10
Compass Therapeutics (1) 8,413 15
Corbus Pharmaceuticals Holdings (1)(2) 708 15
Crinetics Pharmaceuticals (1) 5,559 284

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cullinan Therapeutics (1) 3,700 62
Cytokinetics (1) 8,122 429
Day One Biopharmaceuticals (1)(2) 3,804 53
Denali Therapeutics (1) 8,791 256
Design Therapeutics (1) 2,333 13
Dianthus Therapeutics (1) 1,656 45
Disc Medicine (1) 1,411 69
Dynavax Technologies (1) 9,346 104
Dyne Therapeutics (1)(2) 5,703 205
Editas Medicine (1) 6,357 22
Elevation Oncology (1) 3,790 2
Eliem Therapeutics (1)(2) 2,149 11
Enanta Pharmaceuticals (1) 1,572 16
Entrada Therapeutics (1)(2) 1,732 28
Erasca (1) 12,766 35
Fate Therapeutics (1) 7,035 25
Fennec Pharmaceuticals (1)(2) 1,710 9
Fibrobiologics (1)(2) 1,861 6
Foghorn Therapeutics (1) 1,920 18
Galectin Therapeutics (1) 1,650 5
Generation Bio (1) 4,214 10
Geron (1) 41,642 189
Greenwich Lifesciences (1)(2) 442 6
GTx, CVR (1)(3) 1 —
Gyre Therapeutics (1)(2) 534 7
Halozyme Therapeutics (1) 8,885 509
Heron Therapeutics (1)(2) 8,205 16
HilleVax (1) 2,200 4
Humacyte (1)(2) 6,139 33
Ideaya Biosciences (1) 5,947 188
IGM Biosciences (1)(2) 1,067 18
ImmunityBio (1)(2) 10,612 39
Immunome (1) 3,769 55
Immunovant (1) 4,181 119
Inhibrx, CVR (1)(3) 2,250 —
Inhibrx Biosciences (1)(2) 798 12
Inmune Bio (1)(2) 900 5
Inovio Pharmaceuticals (1) 1,808 10
Inozyme Pharma (1)(2) 3,607 19
Insmed (1) 11,161 815
Intellia Therapeutics (1) 6,821 140
Invivyd (1) 5,891 6
Iovance Biotherapeutics (1) 17,998 169

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ironwood Pharmaceuticals (1) 10,434 43
iTeos Therapeutics (1) 1,860 19
Janux Therapeutics (1) 1,992 90
Jasper Therapeutics (1)(2) 800 15
KalVista Pharmaceuticals (1) 2,653 31
Keros Therapeutics (1) 2,091 121
Kiniksa Pharmaceuticals International (1) 2,629 66
Kodiak Sciences (1) 2,130 6
Korro Bio (1) 434 14
Krystal Biotech (1) 1,763 321
Kura Oncology (1) 5,145 101
Kymera Therapeutics (1) 3,164 150
Kyverna Therapeutics (1) 1,228 6
Larimar Therapeutics (1) 2,961 19
LENZ Therapeutics (2) 894 21
Lexeo Therapeutics (1)(2) 1,720 16
Lexicon Pharmaceuticals (1)(2) 8,220 13
Lineage Cell Therapeutics (1) 10,661 10
Lyell Immunopharma (1) 11,054 15
MacroGenics (1)(2) 4,854 16
Madrigal Pharmaceuticals (1) 1,248 265
MannKind (1) 18,821 118
MeiraGTx Holdings (1) 2,928 12
Mersana Therapeutics (1) 7,450 14
Metagenomi (1) 668 1
MiMedx Group (1) 8,705 51
Mineralys Therapeutics (1) 2,006 24
Mirum Pharmaceuticals (1)(2) 2,754 107
Monte Rosa Therapeutics (1)(2) 3,010 16
Myriad Genetics (1) 6,326 173
Neurogene (1)(2) 719 30
Nkarta (1) 3,723 17
Novavax (1) 10,046 127
Nurix Therapeutics (1) 4,551 102
Nuvalent, Class A (1) 2,463 252
Ocugen (1) 17,875 18
Olema Pharmaceuticals (1) 2,783 33
Organogenesis Holdings (1) 5,804 17
ORIC Pharmaceuticals (1)(2) 4,296 44
Outlook Therapeutics (1) 1,299 7
Ovid therapeutics (1) 3,876 5
PepGen (1) 1,100 9
Perspective Therapeutics (1)(2) 3,873 52

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Poseida Therapeutics (1) 4,887 14
Praxis Precision Medicines (1) 1,215 70
Precigen (1) 8,587 8
Prelude Therapeutics (1) 1,020 2
Prime Medicine (1)(2) 3,994 15
ProKidney (1)(2) 7,581 15
Protagonist Therapeutics (1) 4,151 187
Prothena (1) 2,985 50
PTC Therapeutics (1) 5,388 200
Puma Biotechnology (1) 3,003 8
Pyxis Oncology (1) 3,512 13
Q32 Bio (1) 449 20
RAPT Therapeutics (1) 1,901 4
Recursion Pharmaceuticals, Class A (1)(2) 16,995 112
REGENXBIO (1) 3,197 34
Regulus Therapeutics (1) 4,594 7
Relay Therapeutics (1) 7,026 50
Renovaro (1) 3,709 2
Replimune Group (1) 4,365 48
REVOLUTION Medicines (1) 10,859 492
Rhythm Pharmaceuticals (1) 3,873 203
Rigel Pharmaceuticals (1)(2) 1,369 22
Rocket Pharmaceuticals (1) 4,673 86
Sage Therapeutics (1) 3,809 27
Sana Biotechnology (1)(2) 9,140 38
Savara (1) 8,296 35
Scholar Rock Holding (1) 4,751 38
Sera Prognostics, Class A (1) 1,984 15
Shattuck Labs (1) 2,823 10
Skye Bioscience (1)(2) 1,254 5
Soleno Therapeutics (1) 1,669 84
Solid Biosciences (1) 1,637 11
SpringWorks Therapeutics (1)(2) 4,864 156
Spyre Therapeutics (1) 2,440 72
Stoke Therapeutics (1) 2,476 30
Summit Therapeutics (1) 6,228 136
Sutro Biopharma (1) 5,814 20
Syndax Pharmaceuticals (1) 5,847 113
Tango Therapeutics (1) 3,332 26
Taysha Gene Therapies (1) 12,844 26
Tenaya Therapeutics (1) 4,112 8
Tevogen Bio Holdings (1) 2,273 1
TG Therapeutics (1)(2) 9,871 231

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tobira Therapeutics, CVR (1)(3) 25 —
Tourmaline Bio  1,619 42
Travere Therapeutics (1) 5,149 72
TScan Therapeutics (1) 2,713 13
Twist Bioscience (1) 4,070 184
Tyra Biosciences (1) 1,429 34
UroGen Pharma (1)(2) 2,720 35
Vanda Pharmaceuticals (1) 4,019 19
Vaxcyte (1) 8,492 970
Vera Therapeutics (1) 2,750 122
Veracyte (1) 5,475 186
Verastem (1) 3,243 10
Vericel (1) 3,430 145
Verve Therapeutics (1) 4,986 24
Vir Biotechnology (1) 6,582 49
Viridian Therapeutics (1)(2) 4,409 100
Voyager Therapeutics (1) 3,223 19
Werewolf Therapeutics (1) 2,308 5
X4 Pharmaceuticals (1) 13,342 9
XBiotech (1) 1,387 11
Xencor (1) 4,309 87
XOMA Royalty (1) 595 16
Y-mAbs Therapeutics (1) 2,731 36
Zentalis Pharmaceuticals (1) 3,906 14
Zura Bio (1)(2) 3,266 13
Zymeworks (1) 3,976 50
17,175
Health Care Equipment & Supplies  3.2%
Accuray (1) 7,055 13
Alphatec Holdings (1) 7,066 39
AngioDynamics (1) 2,665 21
Artivion (1) 2,876 77
AtriCure (1) 3,365 94
Avanos Medical (1) 3,299 79
Axogen (1) 3,061 43
Axonics (1) 3,602 251
Bioventus, Class A (1) 2,664 32
Cerus (1) 12,722 22
CONMED  2,190 158
CVRx (1)(2) 1,005 9
Embecta  4,087 58
Fractyl Health (1) 2,604 7
Glaukos (1) 3,488 454

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Haemonetics (1) 3,584 288
ICU Medical (1) 1,516 276
Inari Medical (1) 3,744 154
Inmode (1) 5,647 96
Inogen (1) 1,691 16
Integer Holdings (1) 2,381 310
Integra LifeSciences Holdings (1) 4,867 88
iRadimed  565 28
iRhythm Technologies (1) 2,213 164
Lantheus Holdings (1) 4,892 537
LeMaitre Vascular  1,460 136
LivaNova (1) 3,859 203
Merit Medical Systems (1) 4,066 402
Neogen (1) 15,580 262
NeuroPace (1) 1,013 7
Nevro (1) 2,348 13
Novocure (1) 7,573 118
Omnicell (1) 3,280 143
OraSure Technologies (1) 5,394 23
Orchestra BioMed Holdings (1)(2) 1,670 9
Orthofix Medical (1) 2,404 38
OrthoPediatrics (1) 1,139 31
Paragon 28 (1)(2) 3,408 23
PROCEPT BioRobotics (1) 2,995 240
Pulmonx (1) 2,685 22
Pulse Biosciences (1) 1,325 23
RxSight (1) 2,556 126
Sanara Medtech (1)(2) 275 8
Semler Scientific (1) 340 8
SI-BONE (1) 2,847 40
Sight Sciences (1) 2,499 16
STAAR Surgical (1) 3,514 131
Stereotaxis (1) 4,067 8
Surmodics (1) 963 37
Tactile Systems Technology (1) 1,672 24
Tandem Diabetes Care (1) 4,579 194
TransMedics Group (1) 2,281 358
Treace Medical Concepts (1) 3,429 20
UFP Technologies (1) 515 163
Utah Medical Products  223 15
Varex Imaging (1) 2,907 35
Zimvie (1) 1,880 30

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zynex (1)(2) 1,133 9
6,229
Health Care Providers & Services  2.8%
Accolade (1) 5,157 20
AdaptHealth (1) 7,365 83
Addus HomeCare (1) 1,241 165
agilon health (1) 21,909 86
AirSculpt Technologies (1) 759 4
Alignment Healthcare (1) 7,058 83
AMN Healthcare Services (1) 2,691 114
Ardent Health Partners (1) 859 16
Astrana Health (1) 3,061 177
Aveanna Healthcare Holdings (1) 3,820 20
BrightSpring Health Services (1)(2) 3,911 57
Brookdale Senior Living (1) 13,589 92
Castle Biosciences (1) 1,796 51
Community Health Systems (1) 8,975 55
Concentra Group Holdings Parent (1) 1,612 36
CorVel (1) 628 205
Cross Country Healthcare (1) 2,373 32
DocGo (1)(2) 7,147 24
Enhabit (1) 3,762 30
Ensign Group  3,952 568
Fulgent Genetics (1)(2) 1,426 31
GeneDx Holdings (1) 922 39
Guardant Health (1) 8,343 191
HealthEquity (1) 6,033 494
Hims & Hers Health (1) 13,420 247
InfuSystem Holdings (1) 1,684 11
Innovage Holding (1) 1,322 8
Joint (1) 918 11
LifeStance Health Group (1) 9,972 70
ModivCare (1)(2) 815 12
Nano-X Imaging (1)(2) 3,800 23
National HealthCare  885 111
National Research  1,102 25
NeoGenomics (1) 9,078 134
OPKO Health (1)(2) 24,266 36
Option Care Health (1) 12,173 381
Owens & Minor (1) 5,358 84
PACS Group (1) 2,789 111
Patterson  5,584 122
Pediatrix Medical Group (1) 5,894 68

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pennant Group (1) 2,038 73
Performant Financial (1) 5,148 19
PetIQ (1) 1,908 59
Privia Health Group (1) 7,224 132
Progyny (1) 5,984 100
Quipt Home Medical (1) 2,664 8
RadNet (1) 4,719 327
Select Medical Holdings  7,729 270
Sonida Senior Living (1) 255 7
Surgery Partners (1) 5,449 176
Talkspace (1) 8,642 18
U.S. Physical Therapy  1,062 90
Viemed Healthcare (1) 2,434 18
5,424
Health Care Technology  0.4%
Definitive Healthcare (1) 3,765 17
Evolent Health, Class A (1) 8,162 231
Health Catalyst (1) 4,202 34
HealthStream  1,720 50
LifeMD (1) 2,455 13
OptimizeRx (1) 1,315 10
Phreesia (1) 3,948 90
Schrodinger (1) 3,953 73
Simulations Plus  1,118 36
Teladoc Health (1) 12,093 111
Waystar Holding (1) 3,063 85
750
Life Sciences Tools & Services  0.3%
Adaptive Biotechnologies (1) 8,282 42
Akoya Biosciences (1)(2) 1,594 4
BioLife Solutions (1) 2,590 65
ChromaDex (1) 3,559 13
Codexis (1) 4,974 15
Conduit Pharmaceuticals (1)(2) 2,132 —
CryoPort (1)(2) 3,141 26
Cytek Biosciences (1) 8,562 48
Harvard Bioscience (1) 2,632 7
Lifecore Biomedical (1) 1,566 8
Maravai LifeSciences Holdings, Class A (1) 7,787 65
MaxCyte (1) 7,304 29
Mesa Laboratories  365 47
Nautilus Biotechnology (1) 3,273 9
Omniab (1) 6,953 29

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Omniab, Earn Out Shares $12.50 (1) 233 —
Omniab, Earn Out Shares $15.00 (1) 233 —
Pacific Biosciences of California (1)(2) 19,738 34
Quanterix (1) 2,540 33
Quantum-Si (1) 6,502 6
Standard BioTools (1)(2) 20,929 40
520
Pharmaceuticals  1.7%
Alto Neuroscience (1) 1,555 18
Alumis (1)(2) 940 10
Amneal Pharmaceuticals (1) 11,300 94
Amphastar Pharmaceuticals (1) 2,768 134
ANI Pharmaceuticals (1) 1,315 78
Aquestive Therapeutics (1)(2) 5,293 26
Arvinas (1) 4,576 113
Atea Pharmaceuticals (1) 5,622 19
Avadel Pharmaceuticals (1) 6,557 86
Axsome Therapeutics (1) 2,576 232
Biote, Class A (1) 1,931 11
Cassava Sciences (1)(2) 2,888 85
Collegium Pharmaceutical (1) 2,315 89
Contineum Therapeutics, Class A (1) 505 10
Corcept Therapeutics (1)(2) 5,720 265
CorMedix (1)(2) 3,899 32
Edgewise Therapeutics (1) 5,154 138
Enliven Therapeutics (1)(2) 2,579 66
Esperion Therapeutics (1)(2) 13,154 22
Evolus (1) 4,032 65
EyePoint Pharmaceuticals (1) 3,487 28
Fulcrum Therapeutics (1) 4,330 15
Harmony Biosciences Holdings (1) 2,117 85
Harrow (1) 2,205 99
Innoviva (1) 3,902 75
Ligand Pharmaceuticals (1) 1,206 121
Liquidia (1)(2) 3,985 40
Longboard Pharmaceuticals (1) 2,340 78
Lyra Therapeutics (1) 5,483 1
MediWound (1)(2) 585 11
Mind Medicine MindMed (1) 4,996 28
Nektar Therapeutics (1) 12,692 17
Neumora Therapeutics (1) 5,928 78
Nuvation Bio (1)(2) 12,460 29
Ocular Therapeutix (1)(2) 11,050 96

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Omeros (1)(2) 3,845 15
Pacira BioSciences (1) 3,392 51
Phathom Pharmaceuticals (1)(2) 2,450 44
Phibro Animal Health, Class A  1,470 33
Pliant Therapeutics (1) 3,981 45
Prestige Consumer Healthcare (1) 3,501 252
Rapport Therapeutics (1) 659 13
Revance Therapeutics (1) 7,362 38
Scilex Holding (1) 2,710 2
scPharmaceuticals (1)(2) 1,881 9
SIGA Technologies  3,257 22
Supernus Pharmaceuticals (1) 3,559 111
Tarsus Pharmaceuticals (1) 2,670 88
Telomir Pharmaceuticals (1) 461 3
Terns Pharmaceuticals (1) 4,021 34
Theravance Biopharma (1) 2,503 20
Third Harmonic Bio (1) 1,342 18
Trevi Therapeutics (1) 4,236 14
Ventyx Biosciences (1)(2) 4,649 10
Verrica Pharmaceuticals (1)(2) 1,287 2
WaVe Life Sciences (1) 5,415 44
Xeris Biopharma Holdings (1) 10,152 29
Zevra Therapeutics (1) 3,009 21
3,312
Total Health Care 33,410
INDUSTRIALS & BUSINESS SERVICES  16.8%
Aerospace & Defense  1.1%
AAR (1) 2,442 160
AeroVironment (1) 1,860 373
AerSale (1) 2,170 11
Archer Aviation, Class A (1) 17,114 52
Astronics (1) 1,988 39
Byrna Technologies (1) 1,240 21
Cadre Holdings  1,836 70
Ducommun (1) 956 63
Eve Holding (1)(2) 2,548 8
Intuitive Machines (1) 2,106 17
Kratos Defense & Security Solutions (1) 10,460 244
Leonardo DRS (1) 5,229 147
Mercury Systems (1) 3,904 144
Moog, Class A  2,018 408
National Presto Industries  371 28
Park Aerospace  1,295 17

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Redwire (1)(2) 1,629 11
Rocket Lab USA (1)(2) 24,784 241
Terran Orbital (1)(2) 11,386 3
Triumph Group (1) 5,244 67
V2X (1) 852 47
Virgin Galactic Holdings (1) 1,584 10
VirTra (1) 796 5
2,186
Air Freight & Logistics  0.2%
Air Transport Services Group (1) 3,576 58
Forward Air (2) 1,772 63
Hub Group, Class A  4,319 196
Radiant Logistics (1) 2,472 16
333
Building Products  1.5%
American Woodmark (1) 1,104 103
Apogee Enterprises  1,552 109
AZZ  2,079 172
Caesarstone (1) 1,525 7
CSW Industrials  1,175 430
Gibraltar Industries (1) 2,169 152
Griffon  2,667 187
Insteel Industries  1,309 41
Janus International Group (1) 10,096 102
JELD-WEN Holding (1) 6,102 96
Masterbrand (1) 8,998 167
Quanex Building Products  3,107 86
Resideo Technologies (1) 10,330 208
Tecnoglass (2) 1,594 109
UFP Industries  4,311 566
Zurn Elkay Water Solutions  10,220 367
2,902
Commercial Services & Supplies  1.7%
ABM Industries  4,470 236
ACCO Brands  6,723 37
ACV Auctions, Class A (1) 10,467 213
Aris Water Solutions, Class A (2) 1,905 32
Bridger Aerospace Group Holdings (1) 759 2
BrightView Holdings (1) 4,160 66
Brink's  3,194 369
Casella Waste Systems, Class A (1) 4,387 436
CECO Environmental (1) 2,056 58

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cimpress (1) 1,224 100
CompX International  107 3
CoreCivic (1) 7,937 100
Deluxe  3,119 61
Driven Brands Holdings (1) 4,384 63
Ennis  1,822 44
Enviri (1) 5,592 58
GEO Group (1) 8,832 114
Healthcare Services Group (1) 5,175 58
HNI  3,333 179
Interface  4,031 77
LanzaTech Global (1) 8,002 15
Liquidity Services (1) 1,545 35
Matthews International, Class A  2,092 49
MillerKnoll  4,945 122
Montrose Environmental Group (1) 2,261 59
NL Industries  586 4
OPENLANE (1) 7,640 129
Perma-Fix Environmental Services (1)(2) 1,140 14
Pitney Bowes  11,311 81
Quad/Graphics  2,475 11
Quest Resource Holding (1) 1,245 10
Steelcase, Class A  6,575 89
UniFirst  1,064 211
Viad (1) 1,442 52
Virco Mfg.  754 10
VSE  1,133 94
3,291
Construction & Engineering  1.6%
Ameresco, Class A (1) 2,264 86
Arcosa  3,442 326
Argan  870 88
Bowman Consulting Group (1)(2) 931 23
Centuri Holdings (1) 961 16
Concrete Pumping Holdings (1) 1,543 9
Construction Partners, Class A (1) 3,038 212
Dycom Industries (1) 2,019 398
Fluor (1) 12,162 580
Granite Construction (2) 3,114 247
Great Lakes Dredge & Dock (1) 4,664 49
IES Holdings (1) 591 118
Limbach Holdings (1) 708 54
Matrix Service (1) 1,864 22

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MYR Group (1) 1,177 120
Northwest Pipe (1) 695 31
Orion Group Holdings (1) 2,152 12
Primoris Services  3,780 220
Southland Holdings (1)(2) 912 3
Sterling Infrastructure (1) 2,146 311
Tutor Perini (1) 3,142 85
3,010
Electrical Equipment  1.3%
Allient  1,020 19
American Superconductor (1) 2,507 59
Amprius Technologies (1) 263 —
Array Technologies (1)(2) 10,868 72
Atkore  2,596 220
Blink Charging (1) 6,804 12
Bloom Energy, Class A (1)(2) 14,079 149
ChargePoint Holdings (1)(2) 26,893 37
Energy Vault Holdings (1) 6,837 7
EnerSys  2,838 290
Enovix (1)(2) 11,034 103
Fluence Energy (1) 4,331 98
Freyr Battery (1)(2) 7,991 8
FuelCell Energy (1) 38,745 15
GrafTech International (1) 18,366 24
LSI Industries  2,004 32
NANO Nuclear Energy (1) 285 4
Net Power (1)(2) 1,498 10
NEXTracker, Class A (1) 10,250 384
NuScale Power (1)(2) 5,714 66
Plug Power (1)(2) 53,088 120
Powell Industries  662 147
Preformed Line Products  171 22
SES AI (1)(2) 10,951 7
Shoals Technologies Group, Class A (1) 12,421 70
SolarMax Technology (1) 481 —
Solidion Technology (1) 1,896 1
Stem (1)(2) 10,858 4
Sunrun (1)(2) 15,612 282
Thermon Group Holdings (1) 2,420 72
TPI Composites (1)(2) 3,457 16
Ultralife (1) 742 7
Vicor (1) 1,649 69
2,426

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ground Transportation  0.5%
ArcBest  1,666 181
Covenant Logistics Group  584 31
FTAI Infrastructure  7,095 66
Heartland Express  3,304 40
Hertz Global Holdings (1)(2) 8,545 28
Marten Transport  4,065 72
PAM Transportation Services (1) 432 8
Proficient Auto Logistics (1) 1,073 15
RXO (1) 9,598 269
Universal Logistics Holdings  480 21
Werner Enterprises  4,374 169
900
Industrial Conglomerates  0.0%
Brookfield Business, Class A  1,916 49
49
Machinery  3.7%
374Water (1)(2) 4,150 6
3D Systems (1) 8,735 25
Alamo Group  730 132
Albany International, Class A  2,208 196
Astec Industries  1,610 51
Atmus Filtration Technologies  5,927 222
Barnes Group  3,292 133
Blue Bird (1) 2,281 109
Chart Industries (1) 3,055 379
Columbus McKinnon  2,064 74
Commercial Vehicle Group (1) 2,104 7
Douglas Dynamics  1,587 44
Eastern  379 12
Energy Recovery (1) 4,001 70
Enerpac Tool Group  3,861 162
Enpro  1,485 241
ESCO Technologies  1,831 236
Federal Signal  4,273 399
Franklin Electric  3,221 338
Gencor Industries (1) 824 17
Gorman-Rupp  1,495 58
Graham (1) 721 21
Greenbrier  2,178 111
Helios Technologies  2,360 113
Hillenbrand  4,971 138

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hillman Solutions (1) 13,990 148
Hyliion Holdings (1) 9,474 24
Hyster-Yale  843 54
John Bean Technologies  2,247 221
Kadant  837 283
Kennametal  5,635 146
L B Foster, Class A (1)(2) 646 13
Lindsay  779 97
Luxfer Holdings  1,888 24
Manitowoc (1) 2,650 26
Mayville Engineering (1) 941 20
Miller Industries  785 48
Mueller Industries  7,959 590
Mueller Water Products, Class A  10,984 238
NN (1) 3,332 13
Omega Flex  253 13
Park-Ohio Holdings  598 18
Proto Labs (1) 1,787 53
REV Group  3,642 102
Shyft Group  2,373 30
SPX Technologies (1) 3,208 512
Standex International  826 151
Taylor Devices (1)(2) 176 9
Tennant  1,347 129
Terex  4,727 250
Titan International (1) 3,468 28
Trinity Industries  5,781 201
Twin Disc  811 10
Wabash National  3,108 60
Watts Water Technologies, Class A  1,946 403
7,208
Marine Transportation  0.3%
Costamare  2,989 47
Genco Shipping & Trading  2,959 58
Golden Ocean Group  8,588 115
Himalaya Shipping  1,956 17
Matson  2,428 346
Pangaea Logistics Solutions  2,295 16
Safe Bulkers  4,249 22
621
Passenger Airlines  0.3%
Allegiant Travel  1,081 60
Blade Air Mobility (1) 4,565 13

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Frontier Group Holdings (1)(2) 3,127 17
JetBlue Airways (1)(2) 22,025 144
Joby Aviation (1)(2) 28,442 143
SkyWest (1) 2,801 238
Spirit Airlines (2) 7,374 18
Sun Country Airlines Holdings (1) 2,884 32
Wheels Up Experience (1)(2) 6,435 16
681
Professional Services  2.3%
Alight, Class A (1) 30,080 223
Asure Software (1)(2) 1,758 16
Barrett Business Services  1,801 68
BlackSky Technology (1)(2) 1,076 5
CBIZ (1) 3,388 228
Conduent (1) 11,568 47
CRA International  467 82
CSG Systems International  2,101 102
DLH Holdings (1) 633 6
ExlService Holdings (1) 11,166 426
Exponent  3,591 414
First Advantage (1) 3,557 71
FiscalNote Holdings (1)(2) 3,954 5
Forrester Research (1) 822 15
Franklin Covey (1) 799 33
Heidrick & Struggles International  1,423 55
HireQuest (2) 364 5
Huron Consulting Group (1) 1,246 135
IBEX (1) 669 13
ICF International  1,320 220
Innodata (1)(2) 1,934 32
Insperity  2,539 223
Kelly Services, Class A  2,186 47
Kforce  1,326 82
Korn Ferry  3,684 277
Legalzoom.com (1) 10,028 64
Maximus  4,334 404
Mistras Group (1) 1,521 17
NV5 Global (1) 1,013 95
Planet Labs PBC (1)(2) 15,391 34
Resources Connection  2,277 22
Spire Global (1)(2) 1,576 16
Sterling Check (1) 2,305 39
TriNet Group  2,267 220

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TrueBlue (1) 2,161 17
TTEC Holdings  1,156 7
Upwork (1) 8,849 92
Verra Mobility (1) 11,842 329
Willdan Group (1) 904 37
WNS Holdings (1)(2) 3,211 169
4,392
Trading Companies & Distributors  2.3%
Alta Equipment Group (2) 1,906 13
Applied Industrial Technologies  2,729 609
Beacon Roofing Supply (1) 4,525 391
BlueLinx Holdings (1) 595 63
Boise Cascade  2,815 397
Custom Truck One Source (1) 3,647 12
Distribution Solutions Group (1) 774 30
DNOW (1) 7,472 97
DXP Enterprises (1) 883 47
EVI Industries  423 8
FTAI Aviation  7,214 959
GATX  2,537 336
Global Industrial  951 32
GMS (1) 2,829 256
H&E Equipment Services  2,289 111
Herc Holdings  1,997 318
Hudson Technologies (1) 3,382 28
Karat Packaging  487 13
McGrath RentCorp  1,726 182
MRC Global (1) 6,104 78
Rush Enterprises, Class A  4,301 227
Rush Enterprises, Class B  638 30
Titan Machinery (1) 1,375 19
Transcat (1) 651 79
Willis Lease Finance  202 30
Xometry, Class A (1)(2) 2,921 54
4,419
Transportation Infrastructure  0.0%
Sky Harbour Group (1)(2) 837 9
9
Total Industrials & Business Services 32,427
INFORMATION TECHNOLOGY  12.6%
Communications Equipment  0.6%
ADTRAN Holdings  5,637 34

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Applied Optoelectronics (1)(2) 2,594 37
Aviat Networks (1) 802 17
Calix (1) 4,175 162
Clearfield (1) 875 34
CommScope Holding (1) 14,953 91
Digi International (1) 2,511 69
Extreme Networks (1) 8,961 135
Harmonic (1) 7,835 114
Infinera (1) 14,417 97
NETGEAR (1) 1,982 40
NetScout Systems (1) 4,910 107
Ribbon Communications (1) 6,391 21
Viasat (1) 8,897 106
Viavi Solutions (1) 15,842 143
1,207
Electronic Equipment, Instruments & Components  3.0%
908 Devices (1) 1,445 5
Advanced Energy Industries  2,676 282
Aeva Technologies (1) 1,561 5
Arlo Technologies (1) 6,764 82
Badger Meter  2,087 456
Bel Fuse, Class A  126 13
Bel Fuse, Class B  759 60
Belden  2,896 339
Benchmark Electronics  2,532 112
Climb Global Solutions  298 30
CTS  2,148 104
Daktronics (1) 2,592 33
ePlus (1) 1,868 184
Evolv Technologies Holdings (1) 9,178 37
Fabrinet (1) 2,587 612
FARO Technologies (1) 1,302 25
Insight Enterprises (1) 1,981 427
Iteris (1) 3,265 23
Itron (1) 3,266 349
Kimball Electronics (1) 1,701 31
Knowles (1) 6,260 113
Lightwave Logic (1)(2) 8,443 23
Methode Electronics  2,608 31
MicroVision (1)(2) 15,220 17
Mirion Technologies (1) 14,193 157
Napco Security Technologies  2,505 101
nLight (1) 3,196 34

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Novanta (1) 2,557 458
OSI Systems (1) 1,145 174
Ouster (1) 3,012 19
PAR Technology (1) 2,596 135
PC Connection  847 64
Plexus (1) 1,941 265
Powerfleet (1) 6,972 35
Richardson Electronics  1,025 13
Rogers (1) 1,330 150
Sanmina (1) 3,811 261
ScanSource (1) 1,776 85
SmartRent (1) 13,458 23
TTM Technologies (1) 7,169 131
Vishay Intertechnology  8,937 169
Vishay Precision Group (1) 851 22
5,689
IT Services  0.8%
Applied Digital (1)(2) 8,436 70
ASGN (1) 3,201 298
Backblaze, Class A (1) 2,821 18
BigBear.ai Holdings (1)(2) 7,386 11
BigCommerce Holdings, Series 1 (1) 4,896 29
Core Scientific (1) 12,699 151
Couchbase (1) 2,689 43
DigitalOcean Holdings (1) 4,645 188
Fastly, Class A (1) 9,431 71
Grid Dynamics Holdings (1) 3,992 56
Hackett Group  1,794 47
Information Services Group  2,132 7
Perficient (1) 2,455 185
Rackspace Technology (1)(2) 4,762 12
Squarespace, Class A (1) 4,295 199
Thoughtworks Holding (1) 7,294 32
Tucows, Class A (1)(2) 604 13
Unisys (1) 4,481 25
1,455
Semiconductors & Semiconductor Equipment  2.2%
ACM Research, Class A (1) 3,590 73
Aehr Test Systems (1)(2) 2,003 26
Alpha & Omega Semiconductor (1) 1,707 63
Ambarella (1) 2,691 152
Axcelis Technologies (1) 2,331 244
CEVA (1) 1,666 40

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cohu (1) 3,289 85
Credo Technology Group Holding (1) 9,157 282
Diodes (1) 3,226 207
Everspin Technologies (1)(2) 1,426 8
FormFactor (1) 5,538 255
GCT Semiconductor Holding (1) 632 2
Ichor Holdings (1) 2,316 74
Impinj (1)(2) 1,635 354
indie Semiconductor, Class A (1)(2) 12,089 48
Kulicke & Soffa Industries  3,882 175
MaxLinear (1) 5,624 81
Navitas Semiconductor (1)(2) 8,774 21
NVE  325 26
PDF Solutions (1) 2,263 72
Photronics (1) 4,372 108
Power Integrations  4,048 260
QuickLogic (1)(2) 997 8
Rambus (1) 7,742 327
Rigetti Computing (1)(2) 10,204 8
Semtech (1) 4,604 210
Silicon Laboratories (1) 2,279 263
SiTime (1) 1,300 223
SkyWater Technology (1)(2) 1,947 18
SMART Global Holdings (1) 3,760 79
Synaptics (1) 2,756 214
Ultra Clean Holdings (1) 3,136 125
Veeco Instruments (1) 3,935 130
4,261
Software  5.8%
8x8 (1) 9,715 20
A10 Networks  5,147 74
ACI Worldwide (1) 7,495 382
Adeia  7,727 92
Agilysys (1) 1,614 176
Airship AI Holdings (1) 382 1
Alarm.com Holdings (1) 3,413 187
Alkami Technology (1) 3,220 102
Altair Engineering, Class A (1)(2) 4,063 388
American Software, Class A  2,384 27
Amplitude, Class A (1) 5,286 47
Appian, Class A (1) 2,861 98
Arteris (1) 1,963 15
Asana, Class A (1) 5,883 68

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
AudioEye (1) 511 12
Aurora Innovation (1) 66,768 395
AvePoint (1) 9,107 107
Bit Digital (1)(2) 8,181 29
Blackbaud (1) 2,919 247
BlackLine (1) 4,082 225
Blend Labs, Class A (1) 16,837 63
Box, Class A (1) 10,052 329
Braze, Class A (1) 4,694 152
C3.ai, Class A (1) 6,064 147
Cerence (1)(2) 2,632 8
Cipher Mining (1)(2) 13,136 51
Cleanspark (1) 16,279 152
Clearwater Analytics Holdings, Class A (1) 10,790 272
CommVault Systems (1) 3,098 477
Consensus Cloud Solutions (1) 1,250 29
CS Disco (1)(2) 2,123 12
Daily Journal (1) 99 49
Dave (1) 553 22
Digimarc (1)(2) 1,057 28
Digital Turbine (1)(2) 6,949 21
Domo, Class B (1) 2,470 19
D-Wave Quantum (1) 6,477 6
E2open Parent Holdings (1) 14,635 65
eGain (1) 1,280 7
Enfusion, Class A (1) 3,380 32
Envestnet (1)(2) 3,583 224
EverCommerce (1) 1,508 16
Freshworks, Class A (1) 14,808 170
Hut 8 (1)(2) 5,858 72
iLearningEngines Holdings (1) 2,068 3
Instructure Holdings (1)(2) 1,536 36
Intapp (1) 2,801 134
InterDigital (2) 1,788 253
Jamf Holding (1) 5,840 101
Kaltura (1) 7,017 10
Life360 (1) 412 16
LiveRamp Holdings (1) 4,741 117
MARA Holdings (1)(2) 19,455 316
Matterport (1) 18,618 84
Meridianlink (1) 1,870 38
Mitek Systems (1)(2) 3,216 28
N-able (1) 5,195 68

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NCR Voyix (1) 10,331 140
NextNav (1) 5,200 39
Olo, Class A (1) 7,343 36
ON24 (1) 1,858 11
OneSpan (1) 2,795 47
Ooma (1) 1,753 20
Pagaya Technologies, Class A (1) 3,358 36
PagerDuty (1) 6,607 123
Porch Group (1)(2) 5,648 9
PowerSchool Holdings, Class A (1) 4,227 96
Prairie Operating (1) 336 3
Progress Software  3,038 205
PROS Holdings (1) 3,332 62
Q2 Holdings (1) 4,201 335
Qualys (1) 2,640 339
Rapid7 (1) 4,381 175
Red Violet (1) 843 24
Rekor Systems (1)(2) 5,217 6
ReposiTrak (2) 838 15
Rimini Street (1) 3,240 6
Riot Platforms (1)(2) 20,316 151
Roadzen (1) 1,317 2
Sapiens International  2,154 80
SEMrush Holdings, Class A (1) 2,525 40
Silvaco Group (1) 429 6
SolarWinds  3,768 49
SoundHound AI, Class A (1)(2) 21,037 98
SoundThinking (1) 643 7
Sprinklr, Class A (1) 9,049 70
Sprout Social, Class A (1) 3,518 102
SPS Commerce (1) 2,651 515
Telos (1) 3,984 14
Tenable Holdings (1) 8,384 340
Terawulf (1) 16,849 79
Varonis Systems (1) 7,829 442
Verint Systems (1) 4,387 111
Vertex, Class A (1) 3,856 149
Viant Technology, Class A (1) 1,114 12
Weave Communications (1) 2,745 35
WM Technology (1) 6,268 5
Workiva (1) 3,609 286
Xperi (1) 3,233 30
Yext (1) 7,376 51

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zeta Global Holdings, Class A (1) 12,743 380
Zuora, Class A (1) 9,963 86
11,186
Technology Hardware, Storage & Peripherals  0.2%
CompoSecure, Class A (2) 1,784 25
Corsair Gaming (1) 3,108 22
CPI Card Group (1) 361 10
Diebold Nixdorf (1) 1,830 82
Eastman Kodak (1) 4,252 20
Immersion (2) 2,345 21
IonQ (1)(2) 14,076 123
Turtle Beach (1) 1,214 19
Xerox Holdings (2) 8,433 87
409
Total Information Technology 24,207
MATERIALS  4.4%
Chemicals  2.0%
AdvanSix  1,787 54
American Vanguard  1,718 9
Arcadium Lithium (1) 76,637 218
Arq (1) 1,785 11
ASP Isotopes (1)(2) 4,022 11
Aspen Aerogels (1) 4,130 114
Avient  6,451 325
Balchem  2,296 404
Cabot  3,851 430
Core Molding Technologies (1) 636 11
Danimer Scientific, Warrants, 7/15/25 (1) 1,921 —
Ecovyst (1) 8,197 56
Hawkins  1,375 175
HB Fuller  3,894 309
Ingevity (1) 2,586 101
Innospec  1,764 200
Intrepid Potash (1) 734 18
Koppers Holdings  1,439 53
Kronos Worldwide  1,537 19
LSB Industries (1) 3,809 31
Mativ Holdings  3,790 64
Minerals Technologies  2,273 176
Northern Technologies International  572 7
Orion  4,173 74
Perimeter Solutions (1) 9,412 127

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PureCycle Technologies (1)(2) 8,973 85
Quaker Chemical  990 167
Rayonier Advanced Materials (1) 4,781 41
Sensient Technologies  2,979 239
Stepan  1,519 117
Tronox Holdings  8,459 124
Valhi  173 6
3,776
Construction Materials  0.4%
Knife River (1) 4,054 363
Smith-Midland (1)(2) 327 11
Summit Materials, Class A (1) 8,612 336
United States Lime & Minerals  740 72
782
Containers & Packaging  0.2%
Ardagh Metal Packaging  10,035 38
Greif, Class A  1,769 111
Greif, Class B  340 24
Myers Industries  2,635 36
O-I Glass (1) 11,042 145
Pactiv Evergreen  2,836 33
Ranpak Holdings (1) 3,121 20
TriMas  2,843 72
479
Metals & Mining  1.7%
Alpha Metallurgical Resources  778 184
Arch Resources  1,245 172
Caledonia Mining  1,097 16
Carpenter Technology  3,376 539
Century Aluminum (1) 3,878 63
Coeur Mining (1) 27,960 192
Commercial Metals  8,252 454
Compass Minerals International  2,436 29
Constellium (1) 9,171 149
Contango ORE (1) 797 15
Dakota Gold (1) 5,450 13
Haynes International  889 53
Hecla Mining  41,924 280
i-80 Gold (1) 22,908 27
Ivanhoe Electric (1)(2) 6,084 51
Kaiser Aluminum  1,135 82
Lifezone Metals (1) 2,572 18

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Materion  1,459 163
Metallus (1) 3,006 45
Metals Acquisition, Class A (1)(2) 3,920 54
Novagold Resources (1) 17,138 70
Olympic Steel  698 27
Perpetua Resources (1) 2,795 26
Piedmont Lithium (1)(2) 1,238 11
Radius Recycling  1,846 34
Ramaco Resources, Class A  1,865 22
Ramaco Resources, Class B  240 3
Ryerson Holding  2,059 41
SSR Mining  14,720 84
SunCoke Energy  5,885 51
Tredegar (1) 1,839 13
Universal Stainless & Alloy Products (1) 615 24
Warrior Met Coal  3,665 234
Worthington Steel  2,314 79
3,318
Paper & Forest Products  0.1%
Clearwater Paper (1) 1,188 34
Sylvamo  2,488 214
248
Total Materials 8,603
REAL ESTATE  6.3%
Diversified Real Estate Investment Trusts  0.7%
Alexander & Baldwin, REIT  5,167 99
Alpine Income Property Trust, REIT  821 15
American Assets Trust, REIT  3,354 90
Armada Hoffler Properties, REIT  4,675 51
Broadstone Net Lease, REIT  13,336 253
CTO Realty Growth, REIT  1,585 30
Empire State Realty Trust, Class A, REIT  9,515 105
Essential Properties Realty Trust, REIT  12,464 426
Gladstone Commercial, REIT  2,840 46
Global Net Lease, REIT  14,236 120
NexPoint Diversified Real Estate Trust, REIT (2) 2,178 13
One Liberty Properties, REIT  1,115 31
1,279
Health Care Real Estate Investment Trusts  0.7%
American Healthcare REIT, REIT  5,850 153
CareTrust REIT, REIT  10,142 313
Community Healthcare Trust, REIT  1,898 34

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Diversified Healthcare Trust, REIT  15,724 66
Global Medical REIT, REIT  4,357 43
LTC Properties, REIT  3,046 112
National Health Investors, REIT  2,959 249
Sabra Health Care REIT, REIT  16,525 307
Strawberry Fields REIT (2) 450 6
Universal Health Realty Income Trust, REIT  914 42
1,325
Hotel & Resort Real Estate Investment Trusts  0.7%
Apple Hospitality REIT, REIT  16,117 239
Braemar Hotels & Resorts, REIT (2) 4,625 14
Chatham Lodging Trust, REIT  3,378 29
DiamondRock Hospitality, REIT  14,999 131
Pebblebrook Hotel Trust, REIT  8,470 112
RLJ Lodging Trust, REIT  11,016 101
Ryman Hospitality Properties, REIT  4,181 449
Service Properties Trust, REIT  11,593 53
Summit Hotel Properties, REIT  7,423 51
Sunstone Hotel Investors, REIT  14,445 149
Xenia Hotels & Resorts, REIT  7,370 109
1,437
Industrial Real Estate Investment Trusts  0.5%
Industrial Logistics Properties Trust, REIT  4,620 22
Innovative Industrial Properties, REIT  1,993 268
LXP Industrial Trust, REIT  20,556 207
Plymouth Industrial REIT, REIT  2,855 64
Terreno Realty, REIT  6,807 455
1,016
Office Real Estate Investment Trusts  0.8%
Brandywine Realty Trust, REIT  11,934 65
City Office REIT, REIT  2,871 17
COPT Defense Properties, REIT  7,960 241
Douglas Emmett, REIT  11,429 201
Easterly Government Properties, REIT  6,893 93
Equity Commonwealth, REIT (1) 7,518 150
Franklin Street Properties, REIT  7,040 12
Hudson Pacific Properties, REIT (2) 9,545 46
JBG SMITH Properties, REIT  5,919 103
NET Lease Office Properties, REIT (2) 1,038 32
Orion Office REIT, REIT  3,911 16
Paramount Group, REIT  12,959 64
Peakstone Realty Trust, REIT  2,581 35

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Piedmont Office Realty Trust, Class A, REIT  8,666 87
Postal Realty Trust, Class A, REIT  1,564 23
SL Green Realty, REIT  4,639 323
1,508
Real Estate Management & Development  0.7%
American Realty Investors (1)(2) 57 1
Anywhere Real Estate (1) 7,102 36
Compass, Class A (1) 27,020 165
Cushman & Wakefield (1) 16,194 221
eXp World Holdings (2) 5,883 83
Forestar Group (1) 1,346 43
FRP Holdings (1) 957 28
Kennedy-Wilson Holdings  8,203 91
Marcus & Millichap  1,636 65
Maui Land & Pineapple (1)(2) 611 14
Newmark Group, Class A  9,496 147
Offerpad Solutions (1) 855 3
Opendoor Technologies (1) 44,053 88
RE/MAX Holdings, Class A  1,431 18
Real Brokerage (1) 6,644 37
Redfin (1) 8,311 104
RMR Group, Class A  1,087 28
St. Joe  2,559 149
Star Holdings (1) 1,052 14
Stratus Properties (1)(2) 369 10
Tejon Ranch (1) 1,472 26
Transcontinental Realty Investors (1) 92 3
1,374
Residential Real Estate Investment Trusts  0.4%
Apartment Investment & Management, Class A, REIT (1) 6,996 63
BRT Apartments, REIT  896 16
Centerspace, REIT  1,104 78
Clipper Realty, REIT  737 4
Elme Communities, REIT  6,243 110
Independence Realty Trust, REIT  16,130 331
NexPoint Residential Trust, REIT  1,643 72
UMH Properties, REIT  4,671 92
Veris Residential, REIT  5,674 101
867
Retail Real Estate Investment Trusts  1.3%
Acadia Realty Trust, REIT  7,387 173
Alexander's, REIT  159 39

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CBL & Associates Properties, REIT  1,599 40
Getty Realty, REIT (2) 3,510 112
InvenTrust Properties, REIT  4,855 138
Kite Realty Group Trust, REIT  15,427 410
Macerich, REIT  15,470 282
NETSTREIT, REIT  5,549 92
Phillips Edison, REIT  8,763 330
Retail Opportunity Investments, REIT  8,912 140
Saul Centers, REIT  764 32
SITE Centers, REIT  3,357 203
Tanger, REIT  7,528 250
Urban Edge Properties, REIT  8,709 186
Whitestone REIT, REIT  3,451 47
2,474
Specialized Real Estate Investment Trusts  0.5%
Farmland Partners, REIT  3,129 33
Four Corners Property Trust, REIT  6,493 190
Gladstone Land, REIT  2,510 35
Outfront Media, REIT  10,496 193
PotlatchDeltic, REIT  5,615 253
Safehold, REIT  3,679 97
Uniti Group, REIT  16,885 95
896
Total Real Estate 12,176
TRUSTS & FUNDS  0.1%
Trusts & Mutual Funds  0.1%
iShares Russell 2000 ETF (2) 1,124 248
Total Trusts & Funds 248
UTILITIES  2.8%
Electric Utilities  0.8%
ALLETE  4,148 266
Genie Energy, Class B  880 14
Hawaiian Electric Industries  11,775 114
MGE Energy  2,577 236
Otter Tail (2) 2,923 228
Portland General Electric  7,225 346
TXNM Energy  6,388 280
1,484
Gas Utilities  1.0%
Brookfield Infrastructure, Class A  8,533 371
Chesapeake Utilities  1,565 194

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
New Jersey Resources  6,987 330
Northwest Natural Holding  2,690 110
ONE Gas  4,023 299
RGC Resources  591 13
Southwest Gas Holdings  4,332 320
Spire  4,040 272
1,909
Independent Power & Renewable Electricity
Producers  0.2%
Altus Power (1)(2) 5,336 17
Montauk Renewables (1) 4,642 24
Ormat Technologies  3,855 297
Sunnova Energy International (1)(2) 7,860 76
414
Multi-Utilities  0.4%
Avista  5,537 215
Black Hills  4,901 299
Northwestern Energy Group  4,358 249
Unitil  1,121 68
831
Water Utilities  0.4%
American States Water  2,636 220
Cadiz (1)(2) 2,899 9
California Water Service Group  4,093 222
Consolidated Water  1,136 29
Global Water Resources  743 9
Middlesex Water  1,238 81
Pure Cycle (1) 1,650 18
SJW Group  2,360 137
York Water  1,002 37
762
Total Utilities 5,400
Total Common Stocks (Cost $177,026) 190,602
SHORT-TERM INVESTMENTS  0.3%
Money Market Funds  0.2%
T. Rowe Price Government Reserve Fund, 4.97% (4)(5) 461,628 462
462
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 4.688%, 3/13/25 (6) 20,000 19

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Bills, 4.801%, 12/12/24  10,000 10
U.S. Treasury Bills, 5.129%, 11/14/24 (6) 40,000 40
U.S. Treasury Bills, 5.263%, 10/17/24 (6) 20,000 20
89
Total Short-Term Investments (Cost $551) 551
SECURITIES LENDING COLLATERAL  6.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 6.6%
Money Market Funds 6.6%
T. Rowe Price Government Reserve Fund, 4.97% (4)(5) 12,748,272 12,748
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 12,748
Total Securities Lending Collateral (Cost $12,748) 12,748
Total Investments in Securities  105.9%
(Cost $190,325) $ 203,901
Other Assets Less Liabilities (5.9)% (11,428)
Net Assets 100.0% $ 192,473
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2024.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At September 30, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 5 Russell 2000 E-Mini Index contracts 12/24 562 $ 2
Net payments (receipts) of variation margin to date 1
Variation margin receivable (payable) on open futures contracts $ 3

T. ROWE PRICE Small-Cap Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.97% $ — $ — $ 32++
Totals $ —# $ — $ 32+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government
Reserve Fund, 4.97% $ 10,815  ¤  ¤ $ 13,210
Total $ 13,210^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $32 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $13,210.

T. ROWE PRICE Small-Cap Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Small-Cap Index Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Small-Cap Index Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are

T. ROWE PRICE Small-Cap Index Fund

not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
September 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 190,587 $ 2 $ 13 $ 190,602
Short-Term Investments 462 89 — 551
Securities Lending Collateral 12,748 — — 12,748
Total Securities 203,797 91 13 203,901
Futures Contracts* 2 — — 2
Total $ 203,799 $ 91 $ 13 $ 203,903
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Small-Cap Index Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.